Commitments and Contingencies (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitments And Contingencies Details Narrative
Rent expense	$ 295,797	$ 350,998
Future minimum rental payments
2013	275,623
2014	246,019
2015	$ 240,267